Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2020
Segmental analysis
Schedule of operating segments

	Net	Net fees	Other			Impairment
	interest	and	non-interest	Total	Operating	(losses)/	Operating
	income	commissions	income	income	expenses	releases	profit/(loss)
Half year ended 30 June 2020	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	1,982	204	(1)	2,185	(1,075)	(657)	453
Ulster Bank RoI	194	44	11	249	(245)	(243)	(239)
Commercial Banking	1,370	552	81	2,003	(1,221)	(1,790)	(1,008)
Private Banking	251	130	11	392	(252)	(56)	84
RBS International	201	43	15	259	(126)	(46)	87
NatWest Markets	(34)	76	774	816	(707)	(40)	69
Central items & other	(112)	(11)	57	(66)	(124)	(26)	(216)
Total	3,852	1,038	948	5,838	(3,750)	(2,858)	(770)

	Net	Net fees	Other			Impairment
	interest	and	non-interest	Total	Operating	(losses)/	Operating
	income	commissions	income	income	expenses	releases	profit/(loss)
Half year ended 30 June 2019	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	2,084	366	(3)	2,447	(1,229)	(181)	1,037
Ulster Bank RoI	200	51	32	283	(281)	21	23
Commercial Banking	1,424	661	80	2,165	(1,262)	(202)	701
Private Banking	261	111	12	384	(232)	3	155
RBS International	242	53	15	310	(119)	3	194
NatWest Markets	(122)	48	1,016	942	(678)	36	300
Central items & other	(85)	(15)	686	586	(299)	(3)	284
Total	4,004	1,275	1,838	7,117	(4,100)	(323)	2,694

	Half year ended
	30 June 2020			30 June 2019
		Inter			Inter
	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m
UK Personal Banking	2,764	24	2,788	3,118	32	3,150
Ulster Bank RoI	277	—	277	309	2	311
Commercial Banking	2,009	47	2,056	2,173	63	2,236
Private Banking	358	99	457	343	120	463
RBS International	269	3	272	319	15	334
NatWest Markets	1,328	4	1,332	1,494	510	2,004
Central items & other (1)	563	(177)	386	1,397	(742)	655
Total	7,568	—	7,568	9,153	—	9,153

Note:

(1)Half year ended 2020 predominantly relates to interest receivable in Treasury. Half year ended 2019 predominantly related to interest receivable in Treasury and strategic disposals in Functions.

Analysis of net fees and commissions

	UK						Central
	Personal	Ulster	Commercial	Private	RBS	NatWest	items
	Banking	Bank RoI	Banking	Banking	International	Markets	& other	Total
Half year ended 30 June 2020	£m	£m	£m	£m	£m	£m	£m	£m
Fees and commissions receivable
- Payment services	129	28	256	14	9	9	—	445
- Lending (credit facilities)	37	6	199	2	14	44	—	302
- Credit and debit card fees	144	10	60	4	1	—	—	219
- Investment management, trustee and fiduciary services	1	1	—	113	17	—	—	132
- Underwriting fees	—	—	—	—	—	124	—	124
- Other	34	3	90	18	3	100	(40)	208
Total	345	48	605	151	44	277	(40)	1,430

Fees and commissions payable	(141)	(4)	(53)	(21)	(1)	(201)	29	(392)
Net fees and commissions	204	44	552	130	43	76	(11)	1,038

Half year ended 30 June 2019
Fees and commissions receivable
- Payment services	154	21	323	17	12	15	—	542
- Lending (credit facilities)	266	18	204	1	18	35	—	542
- Credit and debit card fees	189	10	84	6	1	—	—	290
- Investment management, trustee and fiduciary services	22	2	3	91	20	—	—	138
- Underwriting fees	—	—	—	—	—	100	—	100
- Other	36	6	82	12	3	88	(77)	150
Total	667	57	696	127	54	238	(77)	1,762

Fees and commissions payable	(301)	(6)	(35)	(16)	(1)	(190)	62	(487)
Net fees and commissions	366	51	661	111	53	48	(15)	1,275

Total assets and liabilities

	30 June 2020		31 December 2019
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
UK Personal Banking	187,056	164,121	182,305	153,999
Ulster Bank RoI	27,631	23,607	25,385	21,012
Commercial Banking	186,013	166,074	165,399	140,863
Private Banking	23,940	29,955	23,304	28,610
RBS International	31,537	29,642	31,738	30,330
NatWest Markets	303,826	286,229	263,885	246,907
Central items & other	46,884	64,198	31,023	57,762
Total	806,887	763,826	723,039	679,483